CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES (Details) (USD $)	1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended
	Apr. 30, 2006 Convertible non-redeemable preference shares	Dec. 31, 1999 Series B	Apr. 30, 2006 Series B	Dec. 31, 1999 Series C	Apr. 30, 2006 Series C	Mar. 31, 2000 Series C-1	Apr. 30, 2006 Series C-1	Mar. 31, 2000 Series D	Apr. 30, 2006 Series D
Preference shares
Price/Share (in dollars per share)		$ 3.17		$ 1.82		$ 4.89		$ 5.77
Gross proceeds		$ 27,086,226		$ 2,250,000		$ 1,000,000		$ 10,000,000
Number of ordinary shares issued in exchange of reduction of aggregate liquidation preference	150,000,000
Aggregate reduction in liquidation preference, under restructuring	$ 15,000,000
Liquidation preference as a percentage of initial purchase price	62.80%
Conversion price per share			$ 0.30		$ 0.17		$ 0.46		$ 0.55